UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 98.4%
CONSUMER—CYCLICAL 5.8%
AUTOMOBILES 0.5%
Ford Motor Co.	80,800	$1,062,520

HOME BUILDERS 0.6%
D.R. Horton	45,500	1,105,650

MEDIA 2.0%
News Corp., Class A(a)	17,000	518,840
The Walt Disney Co.	41,200	2,340,160
Time Warner Cable(a)	12,800	1,229,568
		4,088,568
RESTAURANT 0.8%
McDonald’s Corp.	15,800	1,575,102

RETAIL 1.0%
Nordstrom	17,700	977,571
Ross Stores(a)	15,300	927,486
		1,905,057
SPECIALTY RETAIL 0.9%
Coach	10,200	509,898
PetSmart(a)	11,000	683,100
Tiffany & Co.	10,100	702,354
		1,895,352
TOTAL CONSUMER—CYCLICAL		11,632,249
CONSUMER—NON-CYCLICAL 4.9%
AGRICULTURE 1.2%
Philip Morris International	26,000	2,410,460

BEVERAGE 0.7%
PepsiCo	16,500	1,305,315

COSMETICS/PERSONAL CARE 0.7%
Procter & Gamble Co.	17,900	1,379,374

RETAIL 2.3%
Costco Wholesale Corp.	9,900	1,050,489
CVS Caremark Corp.	40,400	2,221,596
Wal-Mart Stores(a)	18,500	1,384,355
		4,656,440
TOTAL CONSUMER—NON-CYCLICAL		9,751,589

	Number of Shares	Value
ENERGY 6.1%
OIL & GAS 5.5%
Apache Corp.(a)	16,700	$1,288,572
Chevron Corp.(a)	27,200	3,231,904
Devon Energy Corp.	30,600	1,726,452
Exxon Mobil Corp.	26,600	2,396,926
Marathon Petroleum Corp.	11,100	994,560
Occidental Petroleum Corp.(a)	17,100	1,340,127
		10,978,541
OIL & GAS SERVICES 0.6%
Schlumberger Ltd.	16,500	1,235,685
TOTAL ENERGY		12,214,226
FINANCIAL 8.9%
BANKS 2.9%
Bank of America Corp.	100,300	1,221,654
Bank of New York Mellon Corp.(a)	17,500	489,825
Comerica(a)	26,400	949,080
US Bancorp(a)	31,200	1,058,616
Wells Fargo & Co.(a)	56,200	2,078,838
		5,798,013
CREDIT CARD 0.7%
American Express Co.	20,400	1,376,184

DIVERSIFIED FINANCIAL SERVICES 3.2%
Ameriprise Financial	17,800	1,310,970
BlackRock	4,100	1,053,208
Citigroup(a)	22,400	990,976
Goldman Sachs Group	5,000	735,750
JPMorgan Chase & Co.(a)	45,600	2,164,176
		6,255,080
INSURANCE 2.1%
American International Group(b)	32,600	1,265,532
Chubb Corp.(a)	10,300	901,559
Power Corp. (Canada)	17,600	472,983
ProAssurance Corp.	10,600	501,698
Prudential Financial	18,600	1,097,214
		4,238,986
TOTAL FINANCIAL		17,668,263

	Number of Shares	Value
HEALTH CARE 6.1%
BIOTECHNOLOGY 0.2%
Amgen(a)	3,300	$338,283

HEALTH CARE PROVIDERS & SERVICES 1.5%
UnitedHealth Group(a)	31,400	1,796,394
Universal Health Services, Class B	20,100	1,283,787
		3,080,181
HEALTHCARE PRODUCTS 2.6%
Becton Dickinson & Co.	7,600	726,636
Covidien PLC (Ireland)	28,400	1,926,656
Johnson & Johnson	11,000	896,830
Thermo Fisher Scientific	20,200	1,545,098
		5,095,220
PHARMACEUTICAL 1.8%
Abbott Laboratories(a)	29,200	1,031,344
Merck & Co.	22,900	1,012,867
Pfizer	54,400	1,569,984
		3,614,195
TOTAL HEALTH CARE		12,127,879
INDUSTRIALS 5.8%
AEROSPACE & DEFENSE 1.6%
General Dynamics Corp.(a)	15,000	1,057,650
L-3 Communications Holdings	13,100	1,060,052
United Technologies Corp.(a)	12,100	1,130,503
		3,248,205
BUILDING PRODUCTS 0.7%
Owens Corning(b)	37,800	1,490,454

DIVERSIFIED MANUFACTURING 1.0%
General Electric Co.	85,100	1,967,512

ELECTRICAL EQUIPMENT 0.5%
Emerson Electric Co.	17,800	994,486

MACHINERY 0.4%
Deere & Co.	8,200	705,036

TRANSPORTATION 1.6%
Norfolk Southern Corp.	19,100	1,472,228

	Number of Shares	Value
United Parcel Service(a)	19,400	$1,666,460
		3,138,688
TOTAL INDUSTRIALS		11,544,381
MATERIALS 1.2%
CHEMICALS 0.7%
Dow Chemical Co.	12,000	382,080
Potash Corp. of Saskatchewan (Canada)	21,800	856,249
		1,238,329
METALS & MINING 0.5%
Freeport-McMoRan Copper & Gold	9,900	327,690
Newmont Mining Corp.	16,900	707,941
		1,035,631
TOTAL MATERIALS		2,273,960
REAL ESTATE 45.9%
DIVERSIFIED 4.8%
American Assets Trust	41,269	1,321,021
Coresite Realty Corp.	18,200	636,636
Cousins Properties	56,112	599,837
Duke Realty Corp.	96,198	1,633,442
Forest City Enterprises, Class A(a),(b)	32,200	572,194
Vornado Realty Trust	46,101	3,855,888
WP Carey	14,720	992,128
		9,611,146
HEALTH CARE 4.8%
Aviv REIT(b)	6,700	161,202
Emeritus Corp.(b)	19,300	536,347
Health Care REIT	58,525	3,974,433
Healthcare Trust of America, Class A	67,800	796,650
Ventas	56,169	4,111,571
		9,580,203
HOTEL 3.4%
Hersha Hospitality Trust	131,339	767,020
Host Hotels & Resorts	44,468	777,745
Hyatt Hotels Corp., Class A(b)	18,012	778,659
Pebblebrook Hotel Trust	40,700	1,049,653
RLJ Lodging Trust	37,200	846,672
Starwood Hotels & Resorts Worldwide(a)	11,900	758,387

	Number of Shares	Value
Strategic Hotels & Resorts Worldwide(b)	127,465	$1,064,333
Sunstone Hotel Investors(b)	62,500	769,375
		6,811,844
INDUSTRIALS 3.1%
DCT Industrial Trust	101,158	748,569
Prologis	108,089	4,321,398
STAG Industrial	39,050	830,594
Terreno Realty Corp.	19,412	349,028
		6,249,589
OFFICE 5.3%
Boston Properties	14,330	1,448,190
Brookfield Office Properties (Canada)	28,300	485,911
Corporate Office Properties Trust	42,045	1,121,761
Douglas Emmett	79,682	1,986,472
Highwoods Properties	34,000	1,345,380
Hudson Pacific Properties	49,007	1,065,902
Mack-Cali Realty Corp.	17,400	497,814
Parkway Properties	32,300	599,165
SL Green Realty Corp.	23,441	2,018,504
		10,569,099
OFFICE/INDUSTRIAL 0.4%
PS Business Parks	8,581	677,212

RESIDENTIAL 7.1%
APARTMENT 6.3%
Apartment Investment & Management Co.	49,761	1,525,672
AvalonBay Communities	7,782	985,746
BRE Properties	29,500	1,436,060
Colonial Properties Trust	55,400	1,252,594
Education Realty Trust	46,439	489,002
Equity Residential	49,829	2,743,585
Essex Property Trust	11,400	1,716,612
Home Properties	19,576	1,241,510
Mid-America Apartment Communities	18,000	1,243,080
		12,633,861
MANUFACTURED HOME 0.8%
Equity Lifestyle Properties	13,300	1,021,440

	Number of Shares	Value
Sun Communities	10,039	$495,224
		1,516,664
TOTAL RESIDENTIAL		14,150,525
SELF STORAGE 3.0%
CubeSmart	97,100	1,534,180
Extra Space Storage	38,400	1,507,968
Public Storage	18,600	2,833,152
		5,875,300
SHOPPING CENTERS 12.8%
COMMUNITY CENTER 4.3%
Cedar Realty Trust	89,100	544,401
DDR Corp.	91,000	1,585,220
Kimco Realty Corp.	103,900	2,327,360
Ramco-Gershenson Properties Trust	63,823	1,072,226
Regency Centers Corp.	38,269	2,024,813
Tanger Factory Outlet Centers	27,911	1,009,820
		8,563,840
FREE STANDING 1.5%
National Retail Properties	36,000	1,302,120
Realty Income Corp.	39,300	1,782,255
		3,084,375
REGIONAL MALL 7.0%
General Growth Properties	47,540	945,095
Glimcher Realty Trust	126,200	1,463,920
Simon Property Group	72,271	11,459,290
		13,868,305
TOTAL SHOPPING CENTERS		25,516,520
SPECIALTY 1.2%
Digital Realty Trust	36,465	2,439,873
TOTAL REAL ESTATE		91,481,311
TECHNOLOGY 10.3%
COMPUTERS 2.6%
Apple(a)	7,100	3,142,673
International Business Machines Corp.	9,700	2,069,010
		5,211,683

	Number of Shares	Value
INTERNET SERVICE PROVIDER 0.6%
Google(b)	1,600	$1,270,448

SEMICONDUCTORS 0.3%
Intel Corp.(a)	26,500	579,025

SERVICES 1.0%
Visa, Class A(a)	11,000	1,868,240

SOFTWARE 3.2%
Microsoft Corp.(a)	65,300	1,868,233
Oracle Corp.(a)	92,800	3,001,152
Symantec Corp.(b)	63,200	1,559,776
		6,429,161
TELECOMMUNICATION EQUIPMENT 2.6%
Cisco Systems(a)	111,200	2,325,192
Harris Corp.	10,200	472,668
QUALCOMM	35,300	2,363,335
		5,161,195
TOTAL TECHNOLOGY		20,519,752
TELECOMMUNICATION SERVICES 1.6%
AT&T(a)	44,900	1,647,381
Rogers Communications (Canada)	30,100	1,537,519
		3,184,900
UTILITIES 1.8%
ELECTRIC UTILITIES 0.8%
NextEra Energy	20,700	1,607,976

MULTI-UTILITIES 1.0%
Sempra Energy(a)	4,000	319,760
Wisconsin Energy Corp.	37,400	1,604,086
		1,923,846
TOTAL UTILITIES		3,531,822
TOTAL COMMON STOCK (Identified cost—$144,976,968)		195,930,332
SHORT-TERM INVESTMENTS 2.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)	2,550,254	2,550,254
Federated Government Obligations Fund, 0.01%(c)	2,500,268	2,500,268

			Value
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,050,522)			$5,050,522

TOTAL INVESTMENTS (Identified cost—$150,027,490)	100.9%		200,980,854

WRITTEN CALL OPTIONS	(0.3)		(685,680)

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)		(1,131,521)

NET ASSETS (Equivalent to $15.78 per share based on 12,621,954 shares of common stock outstanding)	100.0%		$199,163,653

		Number of Contracts
WRITTEN CALL OPTIONS	(0.3)%
S&P 500 Index, USD Strike Price 1,555, 4/20/13		228	(572,280)
S&P 500 Index, USD Strike Price 1,560, 4/20/13		54	(113,400)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$523,268)			$(685,680)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	All or a portion of the security is pledged in connection with written option contracts: $14,245,674 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$195,930,332	$195,930,332	$—	$—
Money Market Funds	5,050,522	—	5,050,522	—
Total Investments(a)	$200,980,854	$195,930,332	$5,050,522	$—
Written call options	(685,680)	(685,680)	—	—
Total Depreciation in Other Financial Instruments(a)	$(685,680)	$(685,680)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Instruments

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the three months ended March 28, 2013 were as follows:

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Number
	of Contracts	Premium
Options outstanding at December 31, 2012	282	$516,331
Options written	957	1,737,036
Options terminated in closing transactions	(957)	(1,730,099)
Options outstanding at March 28, 2013	282	$523,268

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$150,027,490
Gross unrealized appreciation	$51,879,161
Gross unrealized depreciation	(925,797)
Net unrealized appreciation	$50,953,364

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013